Restructuring - Schedule of activity for the plan by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	$ 187	$ 0
Additional Costs/Adjustments	15	223	$ 0
Cash Payments	(194)	0
Non-Cash Items	(5)	(36)
Restructuring Reserve, Ending Balance	3	187	0
Total Costs Incurred to Date	238
Total Expected Plan Cost	238
Operating Segments | Global Business Solutions
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	84	0
Additional Costs/Adjustments	5	96
Cash Payments	(86)	0
Non-Cash Items	0	(12)
Restructuring Reserve, Ending Balance	3	84	0
Total Costs Incurred to Date	101
Total Expected Plan Cost	101
Operating Segments | Consumer
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	11	0
Additional Costs/Adjustments	0	11
Cash Payments	(11)	0
Non-Cash Items	0	0
Restructuring Reserve, Ending Balance	0	11	0
Total Costs Incurred to Date	11
Total Expected Plan Cost	11
Corporate
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	92	0
Additional Costs/Adjustments	10	116
Cash Payments	(97)	0
Non-Cash Items	(5)	(24)
Restructuring Reserve, Ending Balance	0	$ 92	$ 0
Total Costs Incurred to Date	126
Total Expected Plan Cost	$ 126